Business and Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Accounts receivable	$ 110,940		$ 91,480	$ 93,854
Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 23,403	$ 28,116	$ 42,300	$ 15,876
Concentration Risk, Percentage	21.00%	32.00%	46.00%	17.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 23,403	$ 9,396	$ 21,708
Concentration Risk, Percentage	21.00%	11.00%	24.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 0	$ 18,720		$ 15,876
Concentration Risk, Percentage	0.00%	21.00%		17.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Accounts receivable			$ 20,592
Concentration Risk, Percentage			22.00%
Sales Revenue [Member]
Concentration Risk [Line Items]
Customer Sales	$ 130,035	$ 164,324	$ 400,856	$ 338,643
Concentration Risk, Percentage	40.00%	54.00%	61.00%	49.00%
Sales Revenue [Member] | Customer One [Member]
Concentration Risk [Line Items]
Customer Sales	$ 97,275	$ 126,884	$ 222,264	$ 191,223
Concentration Risk, Percentage	30.00%	40.00%	34.00%	28.00%
Sales Revenue [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Customer Sales	$ 32,760	$ 37,440	$ 111,200	$ 147,420
Concentration Risk, Percentage	10.00%	14.00%	17.00%	21.00%
Sales Revenue [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Customer Sales			$ 67,392
Concentration Risk, Percentage			10.00%